Exceptional items	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Exceptional items
3 Exceptional items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 28 ‘Discontinued operations’.

Year ended 30 June 2024	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(3,677)	(85)	(3,762)
Impairment of Western Australia Nickel assets	(3,800)	1,125	(2,675)
Blackwater and Daunia gain on divestment	877	(203)	674

Total	(6,600)	837	(5,763)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(6,600)	837	(5,763)

Samarco Mineração S.A. (Samarco) dam failure
The loss of US$3,762 million (after tax) relates to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2024	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(139)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(2,833)
Fair value change on forward exchange derivatives	(199)
Net finance costs	(506)
Income tax expense	(85)

Total 1	(3,762)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Western Australia Nickel impairment
The Group recognised an impairment charge of US$2,675 million (after tax) in relation to the Western Australia Nickel assets. The impairment charge reflects the oversupply in the global nickel market that has seen a sharp decline in forward nickel prices in the short to medium term, escalation in capital costs for Western Australia Nickel, and changes to development plans including the Group’s decision, announced on 11 July 2024, to temporarily suspend Nickel West operations and the West Musgrave project at Western Australia Nickel. Refer to note 13 ‘Impairment of non-current
assets’ for further information.
Blackwater and Daunia gain on divestment
On 2 April 2024 BHP and Mitsubishi Development Pty Ltd (MDP) completed the divestment of the Blackwater and Daunia mines (which were part of the BHP Mitsubishi Alliance (BMA)) to Whitehaven Coal. Each of BHP and MDP hold a 50% interest in BMA.
Whitehaven Coal paid a US$100 million deposit on signing of the Asset Sale Agreement on 18 October 2023 and a further US$2 billion cash on completion plus a preliminary completion adjustment of US$44.1 million for working capital and other agreed adjustments (100% interest basis).
US$1.1 billion in cash remains payable over 3 years after completion and a potential additional amount up to US$0.9 billion in a price-linked earnout may also be payable over 3 years (100% interest basis). The price-linked earnout is subject to a cap of US$350 million each year and depends on average realised pricing exceeding agreed thresholds for each of the 3 years following completion on 2 April 2024.
The total cash consideration for the transaction could be up to US$4.1 billion plus the final completion adjustment amount (100% interest basis).

Details of the gain on divestment is as follows:

US$M
Assets
Inventories	113
Property, plant and equipment	1,453
Intangible assets	45
Other	3

Total assets	1,614

Liabilities
Interest bearing liabilities	60
Other financial liabilities	43
Provisions	691

Total liabilities	794

Net assets disposed	820

Cash consideration – BHP share	1,072
Deferred and contingent consideration 1	690
Transaction and other directly attributable costs	(65)
Income tax expense	(203)

Gain on divestment	674

1
Includes the fair value of contingent payments based on 35% revenue share to BMA, subject to average realised prices achieved by the Assets exceeding thresholds of US$159/tonne in the
12
month period
12
months post completion, US$134/tonne in the
12
month period
24
months post completion and US$134/tonne in the
12
month period
36
months post completion.

The exceptional items relating to the years ended 30 June 2023 and 30 June 2022 are detailed below.
30 June 2023

Year ended 30 June 2023	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(340)	17	(323)
Chilean tax reform	–	(283)	(283)

Total	(340)	(266)	(606)

Attributable to non-controlling interests	–	(107)	(107)
Attributable to BHP shareholders	(340)	(159)	(499)

Samarco Mineração S.A. (Samarco) dam failure
The loss of US$323 million (after tax) related to the Samarco dam failure, which occurred in November 2015, and comprised the following:

Year ended 30 June 2023	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(103)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(256)
Fair value change on forward exchange derivatives	471
Net finance costs	(452)
Income tax benefit	17

Total 1	(323)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Chilean tax reform
On 17 May 2023, the Chilean Lower House approved a Royalty Bill which would implement a 1 per cent royalty on revenues, a margin based tax with rates ranging between 8 per cent and 26 per cent, and a 46.5 per cent cap to the overall Chilean tax burden of mining companies.
The President of the Lower House formally declared the legislative process complete on 12 June 2023, following receipt of the Chilean President’s formal confirmation that he had waived his veto power to oppose any of the provisions of the Royalty Bill. On 13 July 2023, the Constitutional Court finalised its review of certain aspects of the Royalty Bill, relating only to the distribution of proceeds.
Applying judgement, it was determined that the proposed tax rates were substantively enacted prior to 30 June 2023, as the scope of the Constitutional Court review did not extend to reviewing the tax rates.

While the timing of when the Group’s operations will be impacted by the reform depends on existing stability agreements, relevant deferred tax positions were remeasured by US$283 million in the Group’s FY2023 Financial Statements.
30 June 2022

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,032)	(31)	(1,063)
Impairment of US deferred tax assets	–	(423)	(423)
Corporate structure unification costs	(428)	–	(428)
BHP Mitsui Coal (BMC) gain on disposal	840	–	840

Total	(620)	(454)	(1,074)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(620)	(454)	(1,074)

Samarco Mineração S.A. (Samarco) dam failure
The loss of US$1,063 million (after tax) related to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2022	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(66)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(595)
Fair value change on forward exchange derivatives	(81)
Net finance costs	(290)
Income tax expense	(31)

Total 1	(1,063)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Impairment of US deferred tax assets
The Group recognised an impairment charge of US$423 million (after tax) in relation to deferred tax assets where the recoverability had historically been reliant on Petroleum earnings in the same tax group. While these tax assets remained with the Group following the merger of the Group’s oil and gas portfolio with Woodside, the impairment charge reflected the extent of other forecasted future earnings against which the assets can be recovered.
Corporate structure unification costs
The Group incurred transaction costs associated with the unification of the Group corporate structure under its existing Australian parent company, BHP Group Limited, which was completed on 31 January 2022.
BHP Mitsui Coal (BMC) gain on disposal
On 3 May 2022 the Group sold its 80 per cent interest in BHP Mitsui Coal Pty Ltd (BMC) to Stanmore SMC Holdings Pty Ltd, a wholly owned subsidiary of Stanmore Resources Limited (Stanmore Resources).
Stanmore Resources paid US$1.1 billion cash consideration at completion plus a preliminary completion adjustment of US$218 million for working capital. Deferred consideration of US$222 million comprised US$100 million in cash, outstanding at 30 June 2022 and subsequently received on 3 November 2022, with potential for an additional amount of up to US$150 million (US$122 million discounted) in a price-linked earnout payable in the 2024 calendar year.

Details of the gain on disposal is as follows:	US$M
BHP share of net assets disposed	631

Gross consideration	1,318
Transaction and other directly applicable costs	(69)
Income tax expense	–
Deferred consideration	222

Gain on disposal	840